SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Merger and Separation
On April 1, 2019, DowDuPont Inc. (“DowDuPont” and effective June 3, 2019, n/k/a DuPont de Nemours, Inc.) completed the separation of its materials science business and Dow Inc. became the direct parent company of The Dow Chemical Company and its consolidated subsidiaries (“TDCC” and together with Dow Inc., “Dow” or the “Company”), owning all of the outstanding common shares of TDCC.
The separation was contemplated by the merger of equals transaction effective August 31, 2017, under the Agreement and Plan of Merger, dated as of December 11, 2015, as amended on March 31, 2017. TDCC and E. I. du Pont de Nemours and Company and its consolidated subsidiaries (“DuPont”) each merged with subsidiaries of DowDuPont and, as a result, TDCC and DuPont became subsidiaries of DowDuPont (the “Merger”). Subsequent to the Merger, TDCC and DuPont engaged in a series of internal reorganization and realignment steps to realign their businesses into three subgroups: agriculture, materials science and specialty products. Dow Inc. was formed as a wholly owned subsidiary of DowDuPont to serve as the holding company for the materials science business.

Principles of Consolidation and Basis of Presentation
The accompanying consolidated financial statements of Dow were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the assets, liabilities, revenues and expenses of all majority-owned subsidiaries over which Dow exercises control and, when applicable, entities for which Dow has a controlling financial interest or is the primary beneficiary. Intercompany transactions and balances are eliminated in consolidation. Investments in nonconsolidated affiliates (20-50 percent owned companies or less than 20 percent owned companies over which significant influence is exercised) are accounted for using the equity method.

Effective April 1, 2019, Dow Inc. owns all of the outstanding common shares of TDCC. TDCC is deemed the predecessor to Dow Inc. and the historical results of TDCC are deemed the historical results of Dow Inc. for all periods presented. As a result of the relationship between Dow Inc. and TDCC, the companies are filing a combined report for this Annual Report on Form 10-K.

As of the effective date and time of the distribution, DowDuPont does not beneficially own any equity interest in Dow and no longer consolidates Dow and its consolidated subsidiaries into its financial results. The consolidated financial results of Dow for all periods presented reflect the distribution of TDCC’s agricultural sciences business (“AgCo”) and specialty products business (“SpecCo”) as discontinued operations, as well as the receipt of DuPont’s ethylene and ethylene copolymers businesses (other than its ethylene acrylic elastomers business) (“ECP”) as a common control transaction from the closing of the Merger on August 31, 2017. See Notes 3 and 4 and Dow Inc.'s Amendment No. 4 to the Registration Statement on Form 10 filed with the U.S. Securities and Exchange Commission ("SEC") on March 8, 2019 for additional information.

Effective with the Merger, the Company's business activities were components of DowDuPont's business operations and therefore, were reported as a single operating segment. Following the separation from DowDuPont, the Company changed the manner in which its business activities were managed. The Company's portfolio now includes six global businesses which are organized into the following operating segments: Performance Materials & Coatings, Industrial Intermediates & Infrastructure and Packaging & Specialty Plastics. Corporate contains the reconciliation between the totals for the operating segments and the Company's totals.

From the Merger date through the separation, transactions between DowDuPont, TDCC and DuPont and their affiliates were treated as related party transactions. Transactions between TDCC and DuPont primarily consisted of the sale and procurement of certain feedstocks, energy and raw materials that were consumed in each company's manufacturing process. See Note 26 for additional information.

Throughout this Current Report on Form 8-K, unless otherwise indicated, amounts and activity are presented on a continuing operations basis.

Except as otherwise indicated by the context, the terms "Union Carbide" means Union Carbide Corporation, a wholly owned subsidiary of the Company, and "Dow Silicones" means Dow Silicones Corporation (formerly known as Dow Corning Corporation, which changed its name effective as of February 1, 2018), a wholly owned subsidiary of the Company.

Use of Estimates in Financial Statement Preparation
The preparation of financial statements in accordance with U.S. GAAP requires the use of estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company’s consolidated financial statements include amounts that are based on management’s best estimates and judgments. Actual results could differ from those estimates.

Significant Accounting Policies
Asbestos-Related Matters
Accruals for asbestos-related matters, including defense and processing costs, are recorded based on an analysis of claim and resolution activity, defense spending, and pending and future claims. These accruals are assessed at each balance sheet date to determine if the asbestos-related liability remains appropriate. Accruals for asbestos-related matters are included in the consolidated balance sheets in “Accrued and other current liabilities” and “Asbestos-related liabilities - noncurrent.” See Note 18 for additional information.

Legal Costs
The Company expenses legal costs as incurred, with the exception of defense and processing costs associated with asbestos-related matters.

Foreign Currency Translation
The local currency has been primarily used as the functional currency throughout the world. Translation gains and losses of those operations that use local currency as the functional currency are included in the consolidated balance sheets in "Accumulated other comprehensive loss" ("AOCL"). For certain subsidiaries, the U.S. dollar is used as the functional currency. This occurs when the subsidiary operates in an economic environment where the products produced and sold are tied to U.S. dollar-denominated markets, or when the foreign subsidiary operates in a hyper-inflationary environment. Where the U.S. dollar is used as the functional currency, foreign currency translation gains and losses are reflected in income.

Environmental Matters
Accruals for environmental matters are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated based on current law and existing technologies. These accruals are adjusted periodically as assessment and remediation efforts progress or as additional technical or legal information becomes available. Accruals for environmental liabilities are included in the consolidated balance sheets in “Accrued and other current liabilities” and “Other noncurrent obligations” at undiscounted amounts. Accruals for related insurance or other third-party recoveries for environmental liabilities are recorded when it is probable that a recovery will be realized and are included in the consolidated balance sheets in “Accounts and notes receivable - Other.”

Environmental costs are capitalized if the costs extend the life of the property, increase its capacity and/or mitigate or prevent contamination from future operations. Environmental costs are also capitalized in recognition of legal asset retirement obligations resulting from the acquisition, construction and/or normal operation of a long-lived asset. Costs related to environmental contamination treatment and cleanup are charged to expense. Estimated future incremental operations, maintenance and management costs directly related to remediation are accrued when such costs are probable and reasonably estimable.

Cash and Cash Equivalents
Cash and cash equivalents include time deposits and investments with maturities of three months or less at the time of purchase.

Financial Instruments
The Company calculates the fair value of financial instruments using quoted market prices when available. When quoted market prices are not available for financial instruments, the Company uses standard pricing models with market-based inputs that take into account the present value of estimated future cash flows.

The Company utilizes derivatives to manage exposures to foreign currency exchange rates, commodity prices and interest rate risk. The fair values of all derivatives are recognized as assets or liabilities at the balance sheet date. Changes in the fair values of these instruments are reported in income or AOCL, depending on the use of the derivative and whether the Company has elected hedge accounting treatment.

Gains and losses on derivatives that are designated and qualify as cash flow hedging instruments are recorded in AOCL until the underlying transactions are recognized in income. Gains and losses on derivative and non-derivative instruments used as hedges of the Company’s net investment in foreign operations are recorded in AOCL as part of the cumulative translation adjustment. Prior to the adoption of Accounting Standards Update ("ASU") 2017-12, "Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities" in 2018, the ineffective portions of hedges, if any, were recognized in income immediately. See Note 2 for additional information.

Gains and losses on derivatives designated and qualifying as fair value hedging instruments, as well as the offsetting losses and gains on the hedged items, are reported in income in the same accounting period. Derivatives not designated as hedging instruments are marked-to-market at the end of each accounting period with the results included in income.

Inventories
Inventories are stated at the lower of cost or net realizable value. The method of determining cost for each subsidiary varies among last-in, first-out (“LIFO”); first-in, first-out (“FIFO”); and average cost, and is used consistently from year to year. At December 31, 2018, approximately 34 percent, 57 percent and 9 percent of the Company's inventories were accounted for under the LIFO, FIFO and average cost methods, respectively. At December 31, 2017, approximately 32 percent, 59 percent and 9 percent of the Company's inventories were accounted for under the LIFO, FIFO and average cost methods, respectively.

The Company routinely exchanges and swaps raw materials and finished goods with other companies to reduce delivery time, freight and other transportation costs. These transactions are treated as non-monetary exchanges and are valued at cost.

Property
Land, buildings and equipment, including property under capital lease agreements, are carried at cost less accumulated depreciation. Depreciation is based on the estimated service lives of depreciable assets and is calculated using the straight-line method, unless the asset was capitalized before 1997 when the declining balance method was used. Fully depreciated assets are retained in property and accumulated depreciation accounts until they are removed from service. In the case of disposals, assets and related accumulated depreciation are removed from the accounts, and the net amounts, less proceeds from disposal, are included in income.

Impairment and Disposal of Long-Lived Assets
The Company evaluates long-lived assets and certain identifiable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When undiscounted future cash flows are not expected to be sufficient to recover an asset’s carrying amount, the asset is written down to its fair value based on bids received from third parties or a discounted cash flow analysis based on market participant assumptions.

Long-lived assets to be disposed of by sale, if material, are classified as held for sale and reported at the lower of carrying amount or fair value less cost to sell, and depreciation is ceased. Long-lived assets to be disposed of other than by sale are classified as held and used until they are disposed of and reported at the lower of carrying amount or fair value, and depreciation is recognized over the remaining useful life of the assets.

Goodwill and Other Intangible Assets
The Company records goodwill when the purchase price of a business combination exceeds the estimated fair value of net identified tangible and intangible assets acquired. Goodwill is tested for impairment at the reporting unit level annually in the fourth quarter, or more frequently when events or changes in circumstances indicate that the fair value of a reporting unit has more likely than not declined below its carrying value. When testing goodwill for impairment, the Company may first assess qualitative factors. If an initial qualitative assessment identifies that it is more likely than not that the fair value of a reporting unit is less than its carrying value, additional quantitative testing is performed. The Company may also elect to skip the qualitative testing and proceed directly to the quantitative testing. If the quantitative testing indicates that goodwill is impaired, an impairment charge is recognized based on the difference between the reporting unit's carrying value and its fair value. The Company primarily utilizes a discounted cash flow methodology to calculate the fair value of its reporting units.

Finite-lived intangible assets such as purchased customer lists, developed technology, patents, trademarks and software, are amortized over their estimated useful lives, generally on a straight-line basis for periods ranging primarily from 3 to 20 years. Indefinite-lived intangible assets are reviewed for impairment or obsolescence annually, or more frequently when events or changes in circumstances indicate that the carrying amount of an intangible asset may not be recoverable. If impaired, intangible assets are written down to fair value based on discounted cash flows.

Asset Retirement Obligations
The Company records asset retirement obligations as incurred and reasonably estimable, including obligations for which the timing and/or method of settlement are conditional on a future event that may or may not be within the control of the Company. The fair values of obligations are recorded as liabilities on a discounted basis and are accreted over time for the change in present value. Costs associated with the liabilities are capitalized and amortized over the estimated remaining useful life of the asset, generally for periods of 10 years or less.

Investments
Investments in debt securities, primarily held by the Company’s insurance operations, are classified as trading, available-for-sale or held-to-maturity. Investments classified as trading are reported at fair value with unrealized gains and losses related to mark-to-market adjustments included in income. Those classified as available-for-sale are reported at fair value with unrealized gains and losses recorded in AOCL. Those classified as held-to-maturity are recorded at amortized cost. The cost of investments sold is determined by FIFO or specific identification.

Investments in equity securities, primarily held by the Company’s insurance operations, with a readily determinable fair value are reported at fair value with unrealized gains and losses related to mark-to-market adjustments included in income. Equity securities without a readily determinable fair value are accounted for at cost, adjusted for impairments and observable price changes in orderly transactions.

The Company routinely reviews its investments for declines in fair value below the cost basis. When events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the security is written down to fair value, establishing a new cost basis.

Revenue
Effective with the January 1, 2018 adoption of ASU 2014-09, "Revenue from Contracts with Customers (Topic 606)," and the associated ASUs (collectively, "Topic 606"), the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To determine revenue recognition for the arrangements that the Company determines are within the scope of Topic 606, the Company performs the following five steps: (1) identify the contract(s) with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract and (5) recognize revenue when (or as) the entity satisfies a performance obligation. See Note 5 for additional information.
Revenue related to the Company's insurance operations includes third-party insurance premiums, which are earned over the terms of the related insurance policies and reinsurance contracts.

In periods prior to the adoption of Topic 606, the Company's accounting policy was to recognize revenue when it was realized or realizable, and the earnings process was complete. Revenue for product sales was recognized as risk and title to the product transferred to the customer, which usually occurred at the time shipment was made. As such, title to the product passed when the product was delivered to the freight carrier. The Company’s standard terms of delivery were included in its contracts of sale, order confirmation documents and invoices. Revenue related to the initial licensing of patent and technology was recognized when earned; revenue related to running royalties was recognized according to licensee production levels.

Severance Costs
The Company routinely reviews its operations around the world in an effort to ensure competitiveness across its businesses and geographic regions. When the reviews result in a workforce reduction related to the shutdown of facilities or other optimization activities, severance benefits are provided to employees primarily under the Company’s ongoing benefit arrangements. These severance costs are accrued once management commits to a plan of termination and it becomes probable that employees will be entitled to benefits at amounts that can be reasonably estimated.

Integration and Separation Costs
The Company classifies expenses related to the Merger and the ownership restructure of Dow Silicones as "Integration and separation costs" in the consolidated statements of income. Merger-related costs include: costs incurred to prepare for and close the Merger, post-Merger integration expenses and costs incurred to prepare for the separation of AgCo and SpecCo and the receipt of ECP. The Dow Silicones-related costs include costs incurred to prepare for and close the ownership restructure, as well as integration expenses. These costs primarily consist of financial advisor, information technology, legal, accounting, consulting and other professional advisory fees associated with preparation and execution of these activities.

Income Taxes
The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities using enacted tax rates. The effect of a change in tax rates on deferred tax assets or liabilities is recognized in income in the period that includes the enactment date. The Company uses the portfolio approach for releasing income tax effects from AOCL.

Effective with the Merger, TDCC and DuPont were subsidiaries of DowDuPont. Prior to the separation, TDCC was included in DowDuPont's consolidated tax groups and related income tax returns within certain jurisdictions. The Company will continue to record a separate tax liability for its share of the taxable income and tax attributes and obligations on DowDuPont’s consolidated income tax returns following a formula consistent with the economic sharing of tax attributes and obligations. The Company and DuPont compute the amount due to DowDuPont for their share of taxable income and tax attributes and obligations on DowDuPont’s consolidated tax return. The amounts reported as income tax payable or receivable represent the Company’s payment obligation (or refundable amount) to DowDuPont based on a theoretical tax liability calculated based on the methodologies agreed, elected or required in each combined or consolidated filing jurisdiction.

The Company recognizes the financial statement effects of an uncertain income tax position when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. The Company accrues for other tax contingencies when it is probable that a liability to a taxing authority has been incurred and the amount of the contingency can be reasonably estimated. The current portion of uncertain income tax positions is included in “Income taxes payable” and the long-term portion is included in “Other noncurrent obligations” in the consolidated balance sheets.

Provision is made for taxes on undistributed earnings of foreign subsidiaries and related companies to the extent that such earnings are not deemed to be permanently invested.

See Note 10 for further information relating to the enactment of the Tax Cuts and Jobs Act ("The Act").

Earnings per Common Share
The calculation of earnings per common share is based on the weighted-average number of the Company's common shares outstanding for the applicable period. The calculation of diluted earnings per common share reflects the effect of all potential common shares that were outstanding during the respective periods, unless the effect of doing so is antidilutive.

Dividends
Prior to the Merger, TDCC declared dividends of $1.38 per share in 2017 ($1.84 per share in 2016), based on the historical number of shares of common stock of TDCC held by shareholders of record for each dividend. Effective with the Merger, TDCC no longer had publicly traded common stock. TDCC's common shares were owned solely by its parent company, DowDuPont, prior to separation, and TDCC's Board of Directors determined whether or not there would be a dividend distribution to DowDuPont. See Note 26 for additional information.